Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Payroll and welfare benefit	$ 20,739	$ 15,424
Other taxes and surcharges payable	31,553	17,700
Accrued unrecognized tax benefits and related interest and penalties (Note 17)	24,379	14,059
Amounts payable to employees	649	2,161
Amounts due to noncontrolling interests	5,728
Accrued rental expenses	755
Others	5,503	3,146
Accrued expenses and other liabilities	$ 89,306	$ 52,490